Related Party Notes Payable	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Related Party Notes Payable [Line Items]
Related Party Notes Payable

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On February 11, 2020, the Sponsor purchased an aggregate of 5,750,000 shares of the Company’s common stock for an aggregate price of $25,000 (the “Founder Shares”). The Founder Shares included an aggregate of up to 750,000 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the Sponsor would collectively own 20% of the Company’s issued and outstanding shares after the Initial Public Offering (excluding the Private Shares). As a result of the underwriters’ election to partially exercise their over-allotment option on July 31, 2020 and the expiration of the remaining over-allotment option, 5,608 Founder Shares were forfeited and 744,392 Founder’s Shares are no longer subject to forfeiture, resulting in there being 5,744,392 Founder Shares issued and outstanding.

The Sponsor has agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until (1) with respect to 50% of the Founder Shares, the earlier of one year after the completion of a Business Combination and the date on which the closing price of the common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after a Business Combination and (2) with respect to the remaining 50% of the Founder Shares, one year after the completion of a Business Combination, or earlier, in either case, if, subsequent to a Business Combination, the Company completes a liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Advances — Related Party

The Sponsor advanced the Company an aggregate of $75,000 to cover expenses related to the Initial Public Offering. The advances were non-interest bearing and due on demand. The outstanding advances of $75,000 were repaid upon the consummation of the Initial Public Offering on July 24, 2020.

Promissory Note — Related Party

On February 14, 2020, the Company issued an unsecured promissory note to the Sponsor (the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $150,000. The Promissory Note was non-interest bearing and payable on the earlier of (i) December 31, 2020, (ii) the consummation of the Initial Public Offering or (ii) the date on which the Company determines not to proceed with the Initial Public Offering. The outstanding balance under the Promissory Note of $133,000 was repaid upon the consummation of the Initial Public Offering on July 24, 2020. As of June 30, 2021, there was $500,000, outstanding under the Promissory Note, which is currently due on demand.

Administrative Services Agreement

The Company entered into an agreement whereby, commencing on the July 21, 2020, through the earlier of the Company’s consummation of a Business Combination and its liquidation, the Company will pay an affiliate of the Company’s executive officers a total of $10,000 per month for office space and related services. For the three and six months ended June 30, 2021, the Company incurred and paid $30,000 and $60,000 in fees for these services, respectively.

Related Party Loans

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor, or certain of the Company’s officers and directors or their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into units of the post Business Combination entity at a price of $10.00 per unit. The units would be identical to the Private Units.

On February 28, 2021, the Company entered into a convertible promissory note with the Sponsor pursuant to which the Sponsor agreed to loan the Company up to an aggregate principal amount of $500,000 (the “Note”). The Note is non-interest bearing and due on the date on which the Company consummates a Business Combination. If the Company does not consummate a Business Combination, the Company may use a portion of any funds held outside the Trust Account to repay the Note; however, no proceeds from the Trust Account may be used for such repayment. Up to $500,000 of the Note may be converted into Class A common stock at a price of $10.00 per common stock at the option of the Sponsor. As of the date of these financial statements, there is a $500,000 balance outstanding under the Note.

On June 7, 2021, the Company entered into a convertible promissory note with the Sponsor pursuant to which the Sponsor agreed to loan the Company up to an aggregate principal amount of $200,000 (the “Convertible Note”). The Convertible Note is non-interest bearing and due on the date on which the Company consummates a Business Combination. If the Company does not consummate a Business Combination, the Company may use a portion of any funds held outside the Trust Account to repay the Convertible Note; however, no proceeds from the Trust Account may be used for such repayment. Up to $200,000 of the Note may be converted into units, with each unit consisting of one share of Class A common stock and one Private Placement warrant at a price of $10.00 per unit at the option of the Sponsor. As of the date of these financial statements, there is a $200,000 balance outstanding under the Note. As of June 30, 2021, the aggregate fair market value of the Convertible Note was $480,400 (see Note 9).

NOTE 6. RELATED PARTY TRANSACTIONS

Founder Shares

On February 11, 2020, the Sponsor purchased an aggregate of 5,750,000 shares of the Company’s common stock for an aggregate price of $25,000 (the “Founder Shares”). The Founder Shares included an aggregate of up to 750,000 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the Sponsor would collectively own 20% of the Company’s issued and outstanding shares after the Initial Public Offering (excluding the Private Shares). As a result of the underwriters’ election to partially exercise their over-allotment option on July 31, 2020 and the expiration of the remaining over-allotment option, 5,608 Founder Shares were forfeited and 744,392 Founder’s Shares are no longer subject to forfeiture, resulting in there being 5,744,392 Founder Shares issued and outstanding.

The Sponsor has agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until (1) with respect to 50% of the Founder Shares, the earlier of one year after the completion of a Business Combination and the date on which the closing price of the common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after a Business Combination and (2) with respect to the remaining 50% of the Founder Shares, one year after the completion of a Business Combination, or earlier, in either case, if, subsequent to a Business Combination, the Company completes a liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Administrative Services Agreement

The Company entered into an agreement whereby, commencing on July 21, 2020, through the earlier of the Company’s consummation of a Business Combination and its liquidation, the Company will pay an affiliate of the Company’s executive officers a total of $10,000 per month for office space and related services. For the period from February 11, 2020 (inception) through December 31, 2020, the Company incurred and paid $50,000 in fees for these services.

Advances — Related Party

The Sponsor advanced the Company an aggregate of $75,000 to cover expenses related to the Initial Public Offering. The advances were non-interest bearing and due on demand. The outstanding advances of $75,000 were repaid upon the consummation of the Initial Public Offering on July 24, 2020.

Promissory Note — Related Party

On February 14, 2020, the Company issued an unsecured promissory note to the Sponsor (the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $150,000. The Promissory Note was non-interest bearing and payable on the earlier of (i) December 31, 2020, (ii) the consummation of the Initial Public Offering or (ii) the date on which the Company determines not to proceed with the Initial Public Offering. The outstanding balance under the Promissory Note of $133,000 was repaid upon the consummation of the Initial Public Offering on July 24, 2020.

Related Party Loans

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor, or certain of the Company’s officers and directors or their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into units of the post Business Combination entity at a price of $10.00 per unit. The units would be identical to the Private Units.

FF Intelligent Mobility Global Holdings Ltd [Member]
Related Party Notes Payable [Line Items]
Related Party Notes Payable
8.	Related Party Notes Payable

The Company has been significantly funded by notes payable from related parties. These related parties include employees as well as affiliates and other companies controlled or previously controlled by the Company’s founder and former CEO.

Related party notes payable consists of the following as of June 30, 2021:

Note Name	Contractual Maturity Date	Contractual Interest Rates	Unpaid Balance	Fair Value Measurement Adjustments	Net Carrying Value	Interest Expense for the Three Months Ended June 30, 2021	Interest Expense for the Six Months Ended June 30, 2021
Related party note(1)	June 30, 2021	12.00%	$149,674	$—	$149,674	1,369	$8,486
Related party note(3)	Due on Demand	15.00%	10,000	—	10,000	392	779
Related party notes – NPA tranche(2)	October 9, 2021	10.00%	18,112	3,657	21,769	457	910
Related party notes –China	Due on Demand	18.00%	9,288	—	9,288	817	1,586
Related party notes – China various other	Due on Demand	0% coupon, 10.00% imputed	5,002	—	5,002	69	183
Related party notes – China various other(3)	Due on Demand	8.99%	1,410	—	1,410	32	63
Related party notes – Other(3)	June 30, 2021	6.99%	4,160	—	4,160	72	144
Related party notes – Other(3)	June 30, 2021	8.00%	6,452	—	6,452	129	256
			$204,098	$3,657	$207,755	$3,337	$12,407

(1)	On April 9, 2021, the Company signed agreements with certain of its related party notes holders to convert their notes with principal amounts of $194,810 and accrued interest of $71,764 into 57,513,413 shares of Class A-1 Convertible Preferred Stock with a conversion price of $1.67 per share and 87,003,560 shares of A-2 Preferred Stock with a conversion price of $1.96 per share. Under the agreements, the notes ceased to accrue interest on March 31, 2021. On May 13, 2021, related party notes payable with aggregating principal amounts of $90,869 and accrued interest of $43,490 was converted into 57,513,413 shares of Class A-1 Convertible Preferred Stock with a conversion price of $1.67 per share and 19,546,600 shares of Class A-2 Convertible Preferred Stock with a conversion price of $1.96 per share. The outstanding principal balance subsequent to the conversion was $149,674 as of June 30, 2021. The Class A-1 and A-2 Preferred Stock will convert into FFIE Class A Common Stock based on the Exchange Ratio. As of June 30, 2021, $125,071 of the related party notes payable were in default.

(2)	On April 29, 2019, the Company executed the Note Purchase Agreement (“NPA”) with U.S. Bank National Association, as the notes agent, and Birch Lake Fund Management, LP as the collateral agent. The aggregate principal amount that may be issued under the NPA was $200,000. Upon both a Company Preferred Stock offering and prepayment notice by the holder, or on the maturity date of the notes payable, the holder may elect to convert all of the outstanding principal and accrued interest of the notes payable, plus a 20.00% premium, into shares of Preferred Stock in the offering. The Company elected the fair value option for these notes payable. (See Note 7. Fair Value of Financial Instruments.)

(3)	As of June 30, 2021, the Company was in default on twelve of its related party notes with a principal value of $22,022. The Company was in compliance with all covenants under its remaining related party notes payable agreements as of June 30, 2021.

For the six months ended June 30, 2021, the Company received $200 in proceeds from a related party in the form of a bridge loan, which was fully paid during the period. In addition, the Company repaid bridge loans received in December 2020 aggregating $424.

Just prior to the Business Combination, the Company converted related party notes payable with an aggregate principal amount of $130,479 into 81,855,608 shares of Class A-2 Preferred Stock. Related party notes payable with principal amounts of $60,104 were either converted into equity or repaid in cash as part of the close of the Business Combination. See Note 15. Subsequent Events.

Fair Value of Related Party Notes Payable Not Carried at Fair Value

The estimated fair value of the Company’s related party notes payable not carried at fair value, using inputs from Level 3 under the fair value hierarchy, was $147,995 and $265,663 as of June 30, 2021 and December 31, 2020, respectively.

Schedule of Principal Maturities of Related Party Notes Payable

The future scheduled principal maturities of related party notes payable as of June 30, 2021 were as follows:

Due on demand	$185,986
2021	18,112
$204,098

8.	Related Party Notes Payable

The Company has been primarily funded by notes payable and capital contributions from related parties of the Company. As detailed below, these related parties include employees as well as affiliates and other companies controlled or previously controlled by the Company’s founder and former CEO.

Related party notes payable consists of the following as of December 31, 2020 and 2019:

	December 31, 2020
Note Name	Contractual Maturity Date	Contractual Interest Rates	Unpaid Balance	Fair Value Measurement Adjustments	0% Coupon Discount	Loss (Gain) on Extinguishments	Net Carrying Value
Related party note(1)**	June 30, 2021	12.00%	$240,543	$—	$(861)	$204	$239,886
Related party note(2)	Due on Demand	15.00%*	10,000	—	—	—	10,000
Related party notes – NPA tranche(3)	October 9, 2021	10.00%	18,112	3,515	—	—	21,627
Related party notes – China(4)	Due on Demand	18.00%*	9,196	—	—	—	9,196
Related party notes – China various other(5)	Due on Demand	0% coupon, 10.00% imputed	6,548	—	(190)	(22)	6,336
Related party notes – China various other(5)	Due on Demand	8.99%	1,410	—	—	(3)	1,407
Related party notes – Other(6)	Due on Demand	0.00%	424	—	—	—	424
Related party notes – Other(6)	June 30, 2021	6.99%	4,160	—	—	(50)	4,110
Related party notes – Other(6)	June 30, 2021	8.00%	6,452	—	—	(35)	6,417
			$296,845	$3,515	$(1,051)	$94	$299,403

	December 31, 2019
Note Name	Contractual Maturity Date	Contractual Interest Rates	Unpaid Balance	Fair Value Measurement Adjustments	0% Coupon Discount	Net Carrying Value
Related party note(1)**	December 31, 2020	12.00%	$215,940	$—	$—	$215,940
Related party note(1)**	Due on Demand	0% coupon, 10.00% imputed	24,399	—	(3,557)	20,842
Related party note(2)	Due on Demand	15.00%*	10,000	—	—	10,000
Related party notes – NPA tranche(3)	May 31, 2020	10.00%	18,112	3,410	—	21,522
Related party notes – China(4)	Due on Demand	18.00%*	8,601	—	—	8,601
Related party notes – China various other(5)	Due on Demand	0% coupon, 10.00% imputed	6,125	—	(607)	5,518
Related party notes – Other(6)	December 31, 2020	6.99%	4,160	—	—	4,160
			$287,337	$3,410	$(4,164)	$286,583

*	Rate as of December 31, 2020 and 2019, see footnotes for further discussion.

**	During 2020, these related party notes payable were restructured into one related party note payable.

(1)	During 2016, Faraday & Future (HK) Limited (“F&F HK”) and Leview Mobile (HK) Ltd. (“Leview”) provided the Company with cash contributions for a total of $278,866. F&F HK was previously controlled by the Company’s founder and former CEO and Leview is controlled by the Company’s founder and former CEO. On March 30, 2018, the cash funding was restructured via an agreement in the form of notes payable bearing an annual interest rate of 12.00% and maturing on December 31, 2020. The notes payable are unsecured and there are no covenants associated with these notes payable.

Faraday & Future (HK) Limited

F&F HK provided an aggregate principal loan in the total sum of $212,007 to the Company as part of the agreement on March 30, 2018. On June 27, 2019, the Company entered into a note payable cancellation agreement for a portion of the note payable with F&F HK effective January 1, 2019 and simultaneously the note payable was assumed by a third-party lender. The agreement cancelled $48,374 of principle and $5,805 of unpaid interest due to F&F HK. There was no loss or gain on the extinguishment of note payable due to the net carrying amount of the note payable extinguished being equivalent to the reacquisition price of the new note payable. See Note 9 Notes Payable (1).

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$—	$149,081
Accrued interest	—	19,657
Interest expense	11,959	17,889
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	—	—

Leview Mobile (HK) Ltd

Leview provided an aggregate principal loan in the total sum of $66,859 to the Company as part of the agreement on March 30, 2018.

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$—	$66,859
Accrued interest	—	16,046
Interest expense	5,363	8,023
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	—	—

Beijing Bairui Culture Media, Co. Ltd

Between December 2017 and July 2018, the Company executed several notes payable agreements with Beijing Bairui Culture Media Co., Ltd. (“Bairui”) for total principal of $27,329. Bairui was previously controlled by the Company’s founder and former CEO. Each note payable originally matured one year after its issuance. The notes payable originally bore interest of 0% per annum. The notes payable are unsecured and there are no covenants associated with these notes payable. During the year ended December 31, 2019, Bairui forgave $2,487 of the outstanding notes payable.

Due to the notes payable having below market interest rates, the Company imputed interest upon entering into the notes payable resulting in a notes payable discount and a capital contribution due to the related party nature of the arrangements. During the year ended December 31, 2019, the Company recognized interest expense of $3,476 related to the accretion of the discount. As of December 31, 2019, the unamortized discount was $3,557.

On January 1, 2020, the Company executed an amendment to consolidate the notes payable into one note for the same amount, extend the maturity date of this note payable to December 31, 2020, and increased the interest rate from 0% to 12%. Since the cash flows of the modified note payable exceeded the cash flows of the original notes payable by more than 10%, the modification has been accounted for as an extinguishment with a loss on extinguishment of $314 recorded in gain on extinguishment of related party notes payable, notes payable, and vendor payables in trust, net in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020. The net carrying value of the original note payable of $20,842 was replaced with a note payable with a fair value of $21,156. Additionally, accretion of $2,586 was recorded in interest expense during the year ended December 31, 2020 related to the unamortized discount.

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$—	$24,399
Accrued interest	—	—
Interest expense	4,073	3,476
Unrealized foreign exchange (gain) loss on principal	—	443
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	—	—

CYM Tech Holdings LLC

On August 28, 2020, the related party notes payable with F&F HK, Leview, and Bairui were restructured to consolidate the lenders and extend the maturity date through June 30, 2021, transferring both the principal and accrued interest to the new lender, CYM Tech Holdings LLC, wholly-owned subsidiary of F&F HK.

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$240,543	$—
Accrued interest	64,827	—
Interest expense	10,134	—
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	—	—

The related party notes payable that were restructured were the following:

Before Restructuring

Lender	Principal
Faraday & Future (HK) Limited	$149,081
Leview Mobile (HK) Ltd	66,859
Beijing Bairui Culture Media, Co. Ltd	24,603
Total	$240,543

After Restructuring

Lender	Principal
CYM Tech Holdings LLC	$240,543

The restructuring has been accounted for as a troubled debt restructuring because the Company has been experiencing financial difficulty and the conversion mechanism results in the effective borrowing rate decreasing after the restructuring which was determined to be a concession. Since the future undiscounted cash flows of the restructured note payable exceed the net carrying value of the original notes payable due to the maturity date extension, the restructuring is accounted for prospectively with no gain or loss recorded in the consolidated statements of operations and comprehensive loss. The Company concluded that the conversion features do not require bifurcation based on the derivative accounting scope exception in ASC 815 for certain contracts involving an entity’s own equity.

(2)	On January 28, 2019 and February 1, 2019, the Company borrowed $7,000 and $3,000, respectively from Evergrande Health Industry Group Limited (“China Evergrande”). China Evergrande is an affiliate of a significant shareholder of the Company. The notes payable matured on June 30, 2019 and were in default as of December 31, 2020 and 2019. The notes payable bear interest at an annual rate of 10.00% if repaid through June 30, 2019 and increased to 15.00% per annum thereafter. The notes payable are unsecured and there are no covenants associated with these notes payable.

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$10,000	$10,000
Accrued interest	2,839	1,228
Interest expense	1,611	1,228
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	—	10,000

(3)	The Company issued 10% interest notes with various related parties through the Note Purchase Agreements (“NPA”).

●	In November 2018, the Company entered into a note payable with an employee for total principal of $1,650. The note payable had an original maturity of November 30, 2019 and bore interest at 8.99% per annum. This note was subsequently cancelled and the outstanding principal and accrued interest totaling $1,650 was contributed to the NPA executed on April 29, 2019. During the year ended December 31, 2019, the note payable was extinguished and no loss or gain was recognized as the net carrying amount of the note payable equaled the reacquisition price.

In May 2019, the Company executed a joinder agreement to the NPA with an employee for a convertible note payable with total principal of $1,650. The note payable matured on May 31, 2020 and the interest rate, collateral, and covenants are the same as the NPA. Upon both a preferred stock offering and prepayment notice by the holder or the maturity date of the notes payable, the holder of the note payable may elect to convert all of the outstanding principal and accrued interest of the note payable plus a 20.00% premium into shares of preferred stock of the Company issued in a preferred stock offering. The Company elected the fair value option for this note payable. See Note 4 Fair Value of Financial Instruments. The fair value of the note payable was $1,970 and $1,961 as of December 31, 2020 and 2019, respectively.

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$1,650	$1,650
Accrued interest	134	30
Interest expense	166	30
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	62	—
Proceeds	—	—

On April 29, 2019, the Company executed the NPA with U.S. Bank National Association, as the notes agent, and Birch Lake Fund Management, LP as the collateral agent. The aggregate principal amount that may be issued under the NPA is $200,000.

All obligations due under the NPA bear interest of 10% per annum and are collateralized by a first lien, with second payment priority, on virtually all tangible and intangible assets of the Company. The NPA contains non-financial covenants and, as of December 31, 2020, the Company was in compliance with all covenants. See Note 9 Notes Payable (2).

●	In July 2019, the Company executed a joinder agreement to the NPA with a company owned by an employee for a convertible note payable with total principal of $16,462. The note payable originally matured on May 31, 2020 and the interest rate, collateral, and covenants are the same as the NPA. Upon both a preferred stock offering and prepayment notice by the holder or the maturity date of the note payable, the holder of the note payable may elect to convert all of the outstanding principal and accrued interest of the note payable plus a 20.00% premium into shares of preferred stock of the Company issued in a preferred stock offering. The Company elected the fair value option for this note payable. See Note 4 Fair Value of Financial Instruments. The fair value of the note payable was $19,657 and $19,561 as of December 31, 2020 and 2019, respectively.

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$16,462	$16,462
Accrued interest	2,501	828
Interest expense	1,674	828
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	—	16,462

On October 9, 2020, the Company entered into the Second Amended Restated NPA (“Second A&R NPA”) with Birch Lake and the lenders which extended the maturity dates of all NPA notes to the earliest of (i) October 6, 2021, (ii) the consummation of a Qualified Special Purpose Acquisition Company Merger (“Qualified SPAC Merger”), (iii) the occurrence of a change in control, or (iv) the acceleration of the NPA obligations pursuant to an event of default, as defined in the NPA, as amended.

(4)	In April 2017, the Company executed two separate note payable agreements with Chongqing Leshi Small Loan Co., Ltd. (“Chongqing”), for total principal of $8,742. Chongqing was previously controlled by the Company’s founder and former CEO and is a small banking institution. The notes payable matured on April 16, 2018, have no covenants, and are unsecured. The notes bore interest during the note term at 12.00% per annum. As the notes are in default as of December 31, 2020 and 2019, the outstanding balance is subject to an 18.00% interest rate per annum.

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$9,196	$8,601
Accrued interest	7,646	4,542
Interest expense	2,641	2,201
Unrealized foreign exchange (gain) loss on principal	595	—
Unrealized foreign exchange (gain) loss on accrued interest	463	—
Principal payments	—	—
Interest payments	—	—
Proceeds	—	—

(5)	The Company issued the following notes with various related parties.

●	In April 2017, the Company entered into a $728 note payable with an employee. The note originally matured on October 2, 2017 and bears interest at 0% per year. The note has no covenants and is unsecured.

Due to the note payable having an interest rate below market rates, the Company imputed interest upon executing the note payable resulting in a note payable discount and a capital contribution due to the related party nature of the arrangement. During the years ended December 31, 2020 and 2019, the Company recognized interest expense of $72 and $65, respectively, related to the accretion of the discount. As of December 31, 2020 and 2019, the unamortized discount was $33 and $105, respectively.

On September 25, 2020, the note payable was modified to extend the maturity to June 30, 2021 and add a conversion feature to allow conversion of the note payable into a variable number of SPAC shares if a Qualified SPAC Merger occurs. Since the conversion feature is substantive as it is reasonably possible to be exercised, this modification has been accounted for as an extinguishment. The conversion feature does not require bifurcation because it is clearly and closely related to the debt host since the conversion does not involve a substantial premium or discount. The modification agreement and the accounting conclusions are collectively referred to as the September 2020 Modification. The Company recorded a gain on extinguishment of $35 in gain on extinguishment of related party notes payable, notes payable, and vendor payables in trust, net in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020. Additionally, accretion of $13 was recorded related to the discount created from the gain on extinguishment in interest expense in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020.

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$766	$717
Accrued interest	—	—
Interest expense	72	65
Unrealized foreign exchange (gain) loss on principal	49	11
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	—	—

●	In 2018, the Company entered into a $700 note payable with an employee. The note is payable on demand and bears interest at 0% per year. The note has no covenants and is unsecured. The note payable was in default as of December 31, 2020.

Due to the note payable having an interest rate below market rates, the Company imputed interest upon entering into the note payable resulting in a debt discount and a capital contribution due to the related party nature of the arrangement. During the years ended December 31, 2020 and 2019, the Company recognized interest expense of $34 and $31, respectively, related to the accretion of the debt discount. As of December 31, 2020 and 2019, the unamortized debt discount was $16 and $50, respectively.

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$737	$689
Accrued interest	—	—
Interest expense	34	31
Unrealized foreign exchange (gain) loss on principal	48	11
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	—	—

●	The Company has various other unsecured related party borrowings totaling $4,797. These borrowings do not have stated terms or a stated maturity date. The Company was in default on these notes payable as of December 31, 2020.

Due to the notes payable having below market interest rates, the Company imputed interest upon entering into the notes payable resulting in a debt discount and a capital contribution due to the related party nature of the arrangements. During the years ended December 31, 2020 and 2019, the Company recognized interest expense of $310 and $282, respectively, related to the accretion of the debt discount. As of December 31, 2020 and 2019, the unamortized debt discount was $141 and $452, respectively.

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$5,045	$4,719
Accrued interest	—	—
Interest expense	310	282
Unrealized foreign exchange (gain) loss on principal	326	77
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	—	—

●	In February 2020, the Company borrowed $1,410 through a note payable from an employee. The note originally matured on August 14, 2020, bears interest at 8.99% per annum, has no covenants and is unsecured.

As a result of the September 2020 Modification, the Company recorded a gain on extinguishment of $5 in gain on extinguishment of related party notes payable, notes payable, and vendor payables in trust, net in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020. Additionally, accretion of $2 was recorded during the year ended December 31, 2020 related to the discount created from the gain on extinguishment in interest expense in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020.

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$1,410	$—
Accrued interest	69	—
Interest expense	111	—
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	42	—
Proceeds	1,410	—

(6)	The Company issued the following notes payable with various related parties.

●	In November 2019 and December 2019, the Company executed three notes payable with an affiliated company for total principal of $4,160. The notes payable originally matured on December 31, 2020 and bear interest at 6.99%.

As a result of the September 2020 Modification, the Company recorded a gain on extinguishment of $77 in gain on extinguishment of related party notes payable, notes payable, and vendor payables in trust, net in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020. Additionally, accretion of $27 was recorded during the year ended December 31, 2020 related to the discount created from the gain on extinguishment in interest expense in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020.

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$4,160	$4,160
Accrued interest	313	20
Interest expense	293	20
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	—	4,160

●	Between January 2020 and August 2020, the Company executed nine notes payable with an affiliated company for a total of $8,422. The notes payable matured on December 31, 2020 and bear interest at 8%, besides one note for $500 which matured on June 30, 2020 and bears interest at 8%. The notes have no covenants and are unsecured.

As a result of the September 2020 Modification, the Company recorded a gain on extinguishment of $53 in gain on extinguishment of related party notes payable, notes payable, and vendor payables in trust, net in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020. Additionally, accretion of $18 was recorded during the year ended December 31, 2020 related to the discount created from the gain on extinguishment in interest expense in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020.

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$6,452	$—
Accrued interest	435	—
Interest expense	435	—
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	1,970	—
Interest payments	—	—
Proceeds	8,422	—

●	In December 2020, the Company entered into two notes payable for a total of $424. The notes payable do not have a stated maturity or bear interest. The notes have no covenants and are unsecured.

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$424	$—
Accrued interest	—	—
Interest expense	—	—
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	424	—

●	In December 2018, two employees provided the Company with temporary cash advances $1,500. These borrowings did not have stated terms, no stated interest rate, or stated maturity date. Both loans were repaid on February 6, 2019.

Fair Value of Related Party Notes Payable Not Carried at Fair Value

The estimated fair value, using inputs from Level 3 under the fair value hierarchy, of the Company’s related party notes payable not carried at fair value is $265,663 and $270,690 as of December 31, 2020 and 2019, respectively.

Schedule of Principal Maturities of Related Party Notes Payable

The future scheduled principal maturities of related party notes payable as of December 31, 2020 were as follows:

Years ended December 31,
Due on demand	$27,578
2021	269,267
$296,845